Inventories (Tables)	9 Months Ended
Sep. 30, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2017	September 30, 2018
Lubricants	$404	$481
Bunkers	612	1,439
Total	$1,016	$1,920